Discontinued Operations - Memoranda of Agreement for the Sale of 12 Container Vessels(Table) (Details)	6 Months Ended
Jun. 30, 2025
M/V Akadimos [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
Twenty - foot Equivalent Unit ("TEU")	9,288
Memorandum of Agreement Date	January 31, 2024
Delivery	March 8, 2024
M/V Long Beach Express [Member]
Property, Plant and Equipment [Line Items]
Type	Panamax Container Vessel
Twenty - foot Equivalent Unit ("TEU")	5,089
Memorandum of Agreement Date	December 15, 2023
Delivery	February 26, 2024
M V Seattle Express [Member]
Property, Plant and Equipment [Line Items]
Type	Panamax Container Vessel
Twenty - foot Equivalent Unit ("TEU")	5,089
Memorandum of Agreement Date	February 14, 2024
Delivery	April 26, 2024
M/V Fos Express [Member]
Property, Plant and Equipment [Line Items]
Type	Panamax Container Vessel
Twenty - foot Equivalent Unit ("TEU")	5,089
Memorandum of Agreement Date	February 14, 2024
Delivery	May 3, 2024
M/V Athenian [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
Twenty - foot Equivalent Unit ("TEU")	9,954
Memorandum of Agreement Date	March 1, 2024
Delivery	April 22, 2024
M/V Athos [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
Twenty - foot Equivalent Unit ("TEU")	9,954
Memorandum of Agreement Date	March 1, 2024
Delivery	April 22, 2024
M/V Aristomenis [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
Twenty - foot Equivalent Unit ("TEU")	9,954
Memorandum of Agreement Date	March 1, 2024
Delivery	May 3, 2024
Hyundai Premium [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
Twenty - foot Equivalent Unit ("TEU")	5,023
Memorandum of Agreement Date	September 12, 2024
Delivery	November 22, 2024
Hyundai Paramount [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
Twenty - foot Equivalent Unit ("TEU")	5,023
Memorandum of Agreement Date	September 12, 2024
Delivery	December 20, 2024
Hyundai Prestige [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
Twenty - foot Equivalent Unit ("TEU")	5,023
Memorandum of Agreement Date	September 12, 2024
Delivery	December 5, 2024
Hyundai Privilege [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
Twenty - foot Equivalent Unit ("TEU")	5,023
Memorandum of Agreement Date	September 12, 2024
Delivery	January 10, 2025
Hyundai Platinum [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
Twenty - foot Equivalent Unit ("TEU")	5,023
Memorandum of Agreement Date	September 12, 2024
Delivery	March 10, 2025